Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events

Note 15 — Subsequent Events

Private Placement Agreement

On October 18, 2022, the Company sold to the Investors an aggregate of 500,000,000 Units, consisting of 500,000,000 shares of common stock, warrant 1s to acquire 500,000,000 shares of common stock, and warrant 2s to acquire 500,000,000 shares of common stock, for total consideration paid to the Company of $500,000. Pursuant to the terms of the SPA, the Company agreed to sell to each Investor a number of Units of securities of the Company (each, a “Unit”), at a purchase price of $0.001 per Unit, with each Unit being comprised of: (i) one share of common stock (each, a “Purchased Share” and collectively, the “Purchased Shares”); (ii) a warrant to acquire one share of common stock at an exercise price of $0.001 per share, which exercise price will not be subject to adjustment as a result of any forward or reverse split of the common stock (each, a “Warrant 1”); and (iii) a warrant to acquire one share of common stock at an exercise price of $0.001 per share, which exercise price will not be subject to adjustment as a result of any forward or reverse split of the common stock (each, a “Warrant 2”). Pursuant to the terms of the SPA, the Company agreed to use all commercially reasonable efforts to have the registration statement declared effective by the SEC within 90 days of October 18, 2022 (the “Registration Deadline”). If such registration statement has not become effective by the Registration Deadline, and provided that the Registrable Securities cannot otherwise be sold pursuant to Rule 144 pursuant to the Securities Exchange Act of 1934, as amended (the “Exchange Act”) as of the Registration Deadline, then, subject to the provisions of the SPA and the Initial Registration Rights Agreement, the Company agreed to issue to each Investor:

(i)	A number of additional shares of common stock equal to 10% of the Purchased Shares acquired by such Investor on the closing date, with such number of Purchased Shares being adjusted for any forward or reverse splits of the common stock between the closing date and the date of such issuance (the “Additional Shares”); and

(ii)	A new warrant (each, a “Warrant 3”) equal to the number of Additional Shares in the applicable issuance.

The Additional Shares and the Warrant 3 will, if applicable, be issuable to the Investors for each 30-day period, or portion thereof, that the registration statement registering the Registrable Securities has not become effective by the Registration Deadline. The Company’s obligation to issue the Additional Shares and the Warrant 3, if applicable, will not arise until the Company has amended its articles of incorporation, via a reverse split of the common stock, an increase of the number of authorized shares of common stock, or some combination thereof, such that the Company has a number of authorized but unissued shares of equal to (1) the number of Additional Shares that are otherwise to be issued plus (2) the number of shares of common stock that may be issuable pursuant to the Warrant 3.

Equity Transactions

Subsequent to September 30, 2022, the Company received notices to convert from its debtholders to convert approximately $1.6 million of debt into approximately 1.2 billion shares of stock. In addition, in accordance with an employment agreement, the Company issued 500,000 shares to an employee.

Reverse Stock Split

On September 22, 2022, the shareholders of Sysorex, Inc. have approved the Reverse Split and have granted to the Board of Director’s the power to determine the final ratio for the Reverse Split. On November 1, 2022, the Board of Director’s determined the ratio for the Reverse Split is to be 1,000 for 1, with one share of Common Stock being issued for each 1,000 shares of Common Stock issued and outstanding, with any fractional shares of Common Stock resulting therefrom being rounded up to the nearest whole share of Common Stock. The company has submitted the reverse stock split plan for review to FINRA on November 4, 2022. The effective date of the reverse stock will be determined after FINRA’s review.

Note 19 — Subsequent Events

Proposed TTM Asset Sale

On March 24, 2022, the Company executed Heads of Terms (“Heads of Terms”) with Ostendo Technologies, Inc. (“Ostendo”) which includes certain binding and non-binding provisions. Pursuant to the Heads of Terms, the Company and Ostendo agreed to certain terms related to the Company’s sale of approximately 75% of its Ethereum mining assets and certain associated real property (“TTM Assets”) to Ostendo for preferred stock (“Purchase Price”). The TTM Assets to be sold will not include the Company’s Ether funds generated prior to and held at Closing (as hereinafter defined) and any graphics processing units or associated assets maintained and operated by the Company at a co-located facility in North Carolina. The definitive terms of the sale of TTM Assets will be set forth in definitive transaction agreements (the “Definitive Documentation”) to be executed by the parties.

The Purchase Price shall be comprised of the issuance to the Company of 7,125,000 fully paid, non-assessable shares of Ostendo preferred stock (“Shares”). The Shares shall be of a newly created series of preferred stock. The Shares shall not be transferable by the Company and may not be distributed by dividend or otherwise by the Company until such time as the earlier of the following shall occur: (i) Ostendo completes an underwritten initial public offering of its common stock pursuant to a registration statement under the Securities Act of 1933, as amended, or similar law of a foreign jurisdiction, (ii) Ostendo’s outstanding shares of capital stock are exchanged for or otherwise converted into securities that are publicly listed, pursuant to a transaction governing such exchange or conversion, on a national securities exchange, including through a merger (including a reverse merger), acquisition, business combination or similar transaction, in one transaction or series of related transactions, and including a transaction or series of related transactions involving a vehicle commonly known as a special purpose acquisition company (SPAC) (“Public Listing”), (iii) a “change in control” event with at least 50% plus 1 share of Ostendo’s issued and outstanding capital stock being sold to an unaffiliated third-party, or (iv) Ostendo undergoing a liquidity or other event that necessitates the transfer of the Shares (each, a “Transfer Event”). Upon the occurrence of a Transfer Event, the Company shall have the right to transfer the Shares.

Additionally, pursuant to the Heads of Terms, the Company paid on March 23, 2022, a non-refundable deposit of $1,600,000 (“Deposit”) to be credited toward the purchase of an additional 166,667 shares of Ostendo’s preferred stock, which will be of the same series as the Shares and will have the same terms (“Purchased Shares”). The Purchased Shares will be issued to the Company at closing and at the same time the other Shares are issued in accordance with a standard securities purchase agreement. In the event the sale of the Assets does not occur, Ostendo has agreed to issue the Purchased Shares within five (5) business days of the parties’ mutual agreement that the Closing will not occur. Failure to issue the Purchased Shares in the subject time frame will result in a “share delivery failure” and the obligation of Ostendo to immediately refund the full Deposit amount. The Deposit will not be held in escrow and may be used by Ostendo for working capital.

The Closing of the Asset sale transaction (the “Closing”) shall occur, subject to the satisfaction or waiver of the Closing conditions set forth in Definitive Documentation no later than May 24, 2022, unless mutually extended in writing by the parties, subject to the parties’ meeting certain Closing conditions to be agreed upon in the Definitive Documentation. Notwithstanding the foregoing, the Definitive Documentation shall also include an outside date that is not more than three (3) months after the date of the execution thereof unless mutually extended in writing by the parties to allow the parties to obtain regulatory approvals, required consents, and shareholders approvals.

The Definitive Documentation will include certain other terms and conditions which are customary in asset sale and real property sale agreements.

Convertible Debenture Conversion (Unaudited)

For the three months ended March 31, 2022, the convertible debenture holders converted approximately $1.6 million of debt owed to them into approximately 72.7 million shares. As a result of the conversions, the Company recorded a loss on debt extinguishment of approximately $0.5 million,

Subsequent to March 31, 2022, convertible debenture holders have converted approximately $2.1 million of debt owed to them into approximately 257.0 million shares of the Company’s common stock.